Commitments and Contingent Liabilities (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 20, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingent Liabilities (Details) [Line Items]
Lease expenses			$ 118,000	$ 88,000
Royalty rate percentage			3.00%
Contingent obligation			$ 913,000	1,084,000
Loan agreement description			• Once Discount Capital shall have utilized any portion of the Cushion Deposit, Company shall have 60 days from the receipt of the applicable utilization notice to make the Cushion Deposit whole again
Lien deposit amount			$ 50,000
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Legal expanses	$ 50,000
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Legal expanses	$ 75,000
Moringa Acquisition Corp [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Legal expanses			$ 353,368	145,000
Underwriters deferred discount percentage		3.50%	3.50%
Moringa Acquisition Corp [Member] | Public Offering [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Gross proceeds		$ 4,025,000	$ 4,025,000
Motor vehicles [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lease expenses			$ 28,000	$ 25,000